Deferred income tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Deferred income tax assets and liabilities [abstract]
Deferred income tax assets and liabilities
	As at 31 December
	2019	2018

Deferred income tax assets before offsetting	3,844,143	3,903,331
Offset amount	(1,683,956)	(1,620,746)

Deferred income tax assets after offsetting	2,160,187	2,282,585

Deferred income tax liabilities before offsetting	(4,821,747)	(5,486,905)
Offset amount	1,683,956	1,620,746

Deferred income tax liabilities after offsetting	(3,137,791)	(3,866,159)

	(977,604)	(1,583,574)

Gross movement on deferred income tax accounts
	2019	2018

Beginning of the year	(1,583,574)	(2,373,238)
Business combination	-	(68,083)
Disposal of other equity instrument investments	167,182	-
Credited to profit or loss (Note 34)	470,330	775,820
(Charged)/credited to other comprehensive income	(9,550)	100,966
Currency translation differences	(21,992)	(19,039)

End of the year	(977,604)	(1,583,574)

Movements in deferred income tax assets without taking into consideration the offsetting
	Hedging reserve	Fair value gains	Amortization of land use rights	Provision for impairment loss	Depreciation	Accrued expenses	VAT refunds on purchases of domestically manufactured equipment	Unused tax losses	Lease liabilities	Others	Total

As at 1 January 2018	5,571	-	13,422	593,957	1,032,633	54,251	179,576	561,422	-	1,163,745	3,604,577

Business combination	-	-	-	-	-	-	-	2,919	-	27,616	30,535
(Charged)/credited to profit or loss	-	-	(493)	43,640	(106,076)	1,766	(25,433)	210,336	-	61,317	185,057
Credited to other comprehensive income	77,050	-	-	-	-	-	-	-	-	-	77,050
Currency translation differences	1,493	-	-	992	-	-	-	-	-	3,627	6,112

As at 31 December 2018	84,114	-	12,929	638,589	926,557	56,017	154,143	774,677	-	1,256,305	3,903,331

(Charged)/credited to profit or loss	-	-	(493)	179,661	(86,022)	19,970	(25,433)	(224,918)	965	18,298	(117,972)
(Charged)/credited to other comprehensive income	(24,966)	80,359	-	-	-	-	-	-	-	-	55,393
Currency translation differences	2,228	-	-	690	-	-	-	-	-	473	3,391

As at 31 December 2019	61,376	80,359	12,436	818,940	840,535	75,987	128,710	549,759	965	1,275,076	3,844,143

Movements in deferred income tax liabilities without taking into consideration the offsetting
	Hedging reserve	Fair value gains	Amortization of land use rights	Depreciation	Power Generation licence	Mining rights	Territorial water use right	Right of use assets	Others	Total

As at 1 January 2018	(24,261)	(108,625)	(1,010,606)	(3,820,274)	(665,760)	(129,383)	(2,409)	-	(216,497)	(5,977,815)

Disposal of subsidiaries credited to profit or loss				(98,618)	-	-	-	-		(98,618)
Credited to profit or loss	-	-	28,760	518,843	-	-	-	-	43,160	590,763
Credited/(charged) to other comprehensive income	24,261	(345)	-	-	-	-	-	-	-	23,916
Currency translation differences	-	-	(599)	(7,769)	(16,783)	-	-	-	-	(25,151)

As at 31 December 2018	-	(108,970)	(982,445)	(3,407,818)	(682,543)	(129,383)	(2,409)	-	(173,337)	(5,486,905)

Disposal of other equity instrument investments	-	167,182	-	-	-	-	-	-	-	167,182
Credited/(charged) to profit or loss	-	-	36,507	412,408	-	-	-	(120)	139,507	588,302
Charged to other comprehensive income	-	(64,943)	-	-	-	-	-	-	-	(64,943)
Currency translation differences	-	-	(738)	(1,781)	(22,864)	-	-	-	-	(25,383)

As at 31 December 2019	-	(6,731)	(946,676)	(2,997,191)	(705,407)	(129,383)	(2,409)	(120)	(33,830)	(4,821,747)

Unrecognised deferred income tax assets in respect of certain deductible temporary differences and accumulated tax losses
	As at 31 December
	2019	2018

Deductible temporary differences	9,832,527	5,324,572
Unused tax losses	10,504,590	9,581,856

Total	20,337,117	14,906,428

Summary of expiry dates of the tax losses for which no deferred income tax assets were recognised
	As at 31 December
	2019	2018

Year of expiry
2019	-	1,553,294
2020	1,452,554	1,520,528
2021	1,420,522	1,438,360
2022	2,208,635	2,359,946
2023	2,472,090	2,709,728
2024	2,950,789	-

Total	10,504,590	9,581,856